VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia: 20.2%
Alkane Resources Ltd. * † 17,002,706 $ 7,463,836
Aurelia Metals Ltd. * 52,701,700 8,552,372
Australian Strategic
Materials Ltd. * 1 0
Bellevue Gold Ltd. * † 26,170,459 18,134,632
Capricorn Metals Ltd. * 13,344,168 67,662,727
De Grey Mining Ltd. * 67,331,242 90,273,164
Emerald Resources NL * † 17,943,425 41,913,180
Evolution Mining Ltd. 68,836,233 307,161,920
Firefinch Ltd. †∞ 54,133,739 3,272,144
Genesis Minerals Ltd. * † 24,333,213 56,992,684
Gold Road Resources Ltd. 35,895,777 65,190,422
Kingsgate Consolidated
Ltd. * † 9,418,382 8,944,778
Ora Banda Mining Ltd. * 44,129,385 30,178,944
Perseus Mining Ltd. 36,417,716 76,397,049
Ramelius Resources Ltd. † 28,881,831 43,170,702
Regis Resources Ltd. * 17,725,666 43,722,278
Resolute Mining Ltd. * 62,237,284 18,134,853
Spartan Resources Ltd. * 28,576,095 33,930,629
Vault Minerals Ltd. * 206,702,158 58,058,608
West African Resources
Ltd. * 31,564,826 46,167,927
Westgold Resources Ltd. † 26,843,866 48,510,609
1,073,833,458
Burkina Faso: 2.2%
IAMGOLD Corp. (USD) * 18,707,747 116,923,419
Underline
Canada: 48.3%
Alamos Gold, Inc. (USD) 13,989,715 374,084,979
Arizona Metals Corp. * † 5,076,035 4,972,874
Artemis Gold, Inc. * 6,072,230 72,187,497
Aya Gold & Silver, Inc. * † 4,577,215 35,364,691
B2Gold Corp. (USD) † ‡ 88,775,276 253,009,537
Calibre Mining Corp. * 29,496,079 65,580,999
Centerra Gold, Inc. (USD) 6,063,963 38,506,165
Dakota Gold Corp. (USD) * 2,796,754 7,411,398
Discovery Silver Corp. * † 10,779,842 15,878,593
Dundee Precious Metals, Inc. 3,878,699 51,419,543
Endeavour Silver Corp.
(USD) * † 8,273,757 35,328,942
Equinox Gold Corp. (USD) * † 14,896,306 102,486,585
First Majestic Silver Corp.
(USD) † 15,218,346 101,810,735
Fortuna Mining Corp.
(USD) * † 10,021,673 61,132,205
G Mining Ventures Corp. * 5,792,642 75,544,826
Gold Royalty Corp. (USD) * † 5,089,595 7,329,017
GoldMining, Inc. (USD) * † 7,536,397 6,405,938
K92 Mining, Inc. * † 6,787,331 58,524,077
Lundin Gold, Inc. † 3,239,480 100,296,147
MAG Silver Corp. (USD) * † 2,584,082 39,484,773
McEwen Mining, Inc. (USD) *
† 1,709,980 12,910,349
Metalla Royalty & Streaming
Ltd. (USD) * † 3,379,808 9,666,251
New Found Gold Corp. * † 4,626,221 5,560,787
Number
of Shares Value
Canada (continued)
New Gold, Inc. (USD) * 24,946,132 $ 92,550,150
NorthX Nickel Corp. * † 179,304 14,950
Novagold Resources, Inc.
(USD) * † 5,921,004 17,289,332
OceanaGold Corp. 24,511,642 81,748,050
Osisko Gold Royalties Ltd.
(USD) † 5,099,944 107,710,817
Pan American Silver Corp.
(USD) † 12,614,869 325,842,066
Prime Mining Corp. * † 4,309,727 4,671,304
Sandstorm Gold Ltd. (USD) 7,635,233 57,646,009
Seabridge Gold, Inc. (USD) *
† 2,767,405 32,295,616
Silvercorp Metals, Inc.
(USD) † 7,526,377 29,127,079
Skeena Resources Ltd.
(USD) * † 3,082,105 31,098,439
SSR Mining, Inc. (USD) * 6,227,612 62,462,948
Sulliden Mining Capital,
Inc. * 1,689,990 23,484
Torex Gold Resources, Inc. * 2,518,714 69,738,234
Triple Flag Precious Metals
Corp. (USD) † 2,628,920 50,343,818
Victoria Gold Corp. * †∞ 1,722,275 1
Vizsla Silver Corp. (USD) * † 9,468,266 21,492,964
Wesdome Gold Mines Ltd. * 4,439,328 52,867,870
2,571,820,039
China: 2.1%
Wanguo Gold Group Ltd.
(HKD) † 8,770,000 17,652,044
Zhaojin Mining Industry Co.
Ltd. (HKD) 48,503,700 96,899,337
114,551,381
Colombia: 0.4%
Aris Mining Corp. (USD) * † 4,819,053 22,360,406
Underline
Indonesia: 1.1%
Bumi Resources Minerals
Tbk PT * 2,835,843,200 56,918,618
Underline
Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. Plc
(USD) 524,202 6,547,283
Underline
Mexico: 5.1%
Fresnillo Plc (GBP) 7,085,912 86,085,440
Industrias Penoles SAB de
CV * † 7,338,663 136,203,748
Orla Mining Ltd. (USD) * † 5,455,206 51,006,176
273,295,364
Peru: 2.6%
Cia de Minas Buenaventura
SAA (ADR) 6,026,766 94,198,352
Hochschild Mining Plc
(GBP) * 12,268,568 41,974,369
136,172,721
South Africa: 7.2%
DRDGOLD Ltd. (ADR) † 1,396,730 21,607,413

VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Africa (continued)
Harmony Gold Mining Co.
Ltd. (ADR) † ‡ 24,645,767 $ 364,017,979
385,625,392
Turkey: 2.4%
Eldorado Gold Corp. (USD) *
† 5,045,105 84,858,666
Koza Anadolu Metal
Madencilik Isletmeleri AS * 7,164,957 16,373,971
Turk Altin Isletmeleri AS * 36,954,018 28,237,280
129,469,917
United Kingdom: 3.2%
Endeavour Mining Plc † 4,788,663 112,823,545
Greatland Gold Plc * † 189,795,223 29,348,401
Pan African Resources Plc 46,833,021 25,660,919
167,832,865
United States: 5.1%
Aura Minerals, Inc. (BRL)
(BDR) 3,896,398 24,830,171
Coeur Mining, Inc. * 17,929,741 106,144,067
GoGold Resources, Inc.
(CAD) * † 11,584,717 14,005,494
Number
of Shares Value
United States (continued)
Hecla Mining Co. 17,983,895 $ 99,990,456
i-80 Gold Corp. * † 13,359,878 7,772,777
Perpetua Resources Corp. * 1,758,628 18,799,733
271,542,698
Total Common Stocks
(Cost: $4,014,240,174) 5,326,893,561
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.3%
Money Market Fund: 1.3%
(Cost: $68,443,318)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 68,443,318 68,443,318
Total Investments: 101.3%
(Cost: $4,082,683,492) 5,395,336,879
Liabilities in excess of other assets: (1.3)% (67,560,545)
NET ASSETS: 100.0% $ 5,327,776,334
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $295,628,518.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended March 31, 2025 were as follows:
Value
12/31/2024 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2025
Dividend
Income
B2Gold Corp. $221,002,959 $22,354,327 $(24,540,850) $(270,281) $34,463,382 $253,009,537 $1,702,940
Harmony Gold
Mining Co. Ltd. 263,223,043 5,986,633 (97,770,919) 40,214,285 152,364,936 364,017,978 –
Total
$484,226,002 $28,340,960 $(122,311,769) $39,944,004 $186,828,318 $617,027,515 $1,702,940